Equity-based participation plans for employees (Tables)	12 Months Ended
Dec. 31, 2023
Statement [line items]
Expense related to all equity-based participation and liabilities arising from equity-based payment transactions
(USD millions)	2023	2022	2021

Expense related to equity-based participation plans	1 142	982	910

Liabilities arising from equity-based payment transactions	322	235	253

Schedule of unvested restricted stock units roll forward
	2023		2022

	Number of shares in millions	Weighted average fair value at grant date in USD	Number of shares in millions	Weighted average fair value at grant date in USD

Annual Incentive

– RSU	0.3	74.2	0.2	74.7

– Restricted shares	0.1	92.3	0.1	85.0

Share savings plans

– RSU	0.4	71.3	0.4	75.0

– Shares	1.0	92.3	1.2	85.0

Novartis Employee Share Purchase Plan	0.9	96.2	0.8	82.8

Select North America (RSU)	4.5	73.9	4.9	74.5

Select outside North America

– RSU	1.9	73.3	2.0	75.1

– Restricted shares	0.6	92.3	0.7	85.0

Long-Term Performance Plan (PSU)	1.8	80.6	1.7	82.0

Other share awards

– RSU	0.6	75.9	0.5	76.3

– Restricted shares			0.1	86.9

– Shares			0.1	86.1

Select outside North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2023		2022

	Options (millions)	Weighted average exercise price (USD)	Options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	0.5	66.0	1.7	63.6

Sold or exercised	-0.5	66.0	-1.2	62.6

Outstanding at December 31	0.0		0.5	66.0

Exercisable at December 31	0.0		0.5	66.0

Select North America
Statement [line items]
Disclosure of number and weighted average remaining contractual life of outstanding share options
	2023		2022

	ADR options (millions)	Weighted average exercise price (USD)	ADR options (millions)	Weighted average exercise price (USD)

Options outstanding at January 1	1.1	66.1	4.0	64.4

Sold or exercised	-1.1	66.1	-2.9	63.7

Outstanding at December 31	0.0		1.1	66.1

Exercisable at December 31	0.0		1.1	66.1